Share-Based Compensation - Summary of Restricted Shares Activity (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Aug. 23, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted shares				25,363,637	50,727,274	76,090,911
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		4,000,000	33,818,182	33,818,182
Ordinary shares, surrendered			17,672,728
Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, surrendered			17,672,728
Unvested restricted shares			5,918,182
Acceleration of vesting shares	5,918,182
Mr. Chen | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		4,000,000
Mr. Chen | Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, held			33,818,182
Key Management Founders | Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued			16,145,454